Commitments and Contingencies (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating leases
ROU assets - opening balance	$ 2,471	$ 2,052
ROU assets - additions	831	904
ROU assets - disposals	(288)	(485)
ROU assets - accumulated depreciation	(1,599)	(877)
ROU assets, net	1,415	1,594
Other Current Liabilities [Member]
Operating leases
Other current liabilities	(736)	(826)
Other Long term Liabilities [Member]
Operating leases
Other long term liabilities	(679)	(776)
Other Liabilities [Member]
Operating leases
Total lease liabilities	$ (1,415)	$ (1,602)	$ (2,052)